Statement of Financial Position (USD $)	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010
Current assets:
Cash	$ 7,229,474	$ 1,707,397	$ 1,556,813
Accounts receivable (net of allowance for doubtful accounts of $49,883 (2010 - $1,116,119))	2,420,610	3,018,188	2,345,633
Prepaid expenses and deposits	85,223	110,412	221,041
Investment tax credits recoverable		0	129,285
Total current assets	9,735,307	4,835,997	4,252,772
Deposits	159,813	159,433	101,994
Equipment -	35,695	59,574	111,150
Intangible assets (net of accumulated amortization of $5,097,578 (2010 - $4,249,895)	571,106	859,664	1,674,359
Goodwill	9,194,383	9,247,993	8,740,025
Other assets	48,371	48,308	58,817
Total Assets	19,744,675	15,210,969	14,939,117
Current liabilities:
Accounts payable and accrued liabilities -	1,943,410	2,340,897	2,313,688
Derivative Liability -	1,165,427	0
Unearned revenue	770,374	958,626	655,361
Customer deposits	2,083	2,018	5,127
Accrued warranty	123,901	146,868	120,963
Total current liabilities	4,005,195	3,448,409	3,095,139
Deferred lease inducements	1,847	2,474	4,677
Convertible debentures -	0	1,305,002	0
Unrecognized tax benefit	98,575	98,575	98,575
Total liabilities	4,105,617	4,854,460	3,198,391
Stockholders' equity:
Preferred stock, $0.001 par value - Authorized: 100,000,000 Issued and outstanding: April 30, 2011 - 1; April 30, 2010 - 1	0	0	0
Common stock, $0.001 par value - Authorized: 83,076,900 Issued and outstanding: April 30, 2011 - 33,440,106; April 30, 2010 - 33,015,627	38,795	33,440	33,016
Additional paid-in capital	59,670,570	53,420,601	51,902,471
Accumulated deficit	(44,249,128)	(43,323,410)	(39,781,079)
Accumulated other comprehensive income (loss) - currency translation adjustment	178,821	225,878	(413,682)
Total stockholders' equity	15,639,058	10,356,509	11,740,726
Liabilities and Stockholders' Equity	$ 19,744,675	$ 15,210,969	$ 14,939,117